(Vanguard Russell 2000 Index Fund Institutional) (Vanguard Russell 2000 Index Fund)	12 Months Ended
Aug. 31, 2013
Vanguard Russell 2000 Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.08%
Vanguard Russell 2000 Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.08%